Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
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Selling, General and Administrative Expenses
NOTE 16. SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

For the years ended December 31, 2020 and 2019, Selling, general and administrative expenses consisted of the following:

($ in thousands)	2020	2019
Salaries and related	$81,067	$28,519
Consulting and professional fees	24,576	18,091
Advertising and marketing	19,030	12,630
Office	17,696	4,884
Share based compensation	16,659	14,046
Provision expense (Note 19)	13,600	—
Excise taxes	13,167	4,341
Technology	7,604	1,989
Insurance	4,358	1,911
Travel and entertainment	3,074	4,154
Rent expense	1,478	286
Business expansion costs	1,586	1,524
Other	2,843	1,743

Total Selling, general and administrative expense	$206,738	$94,118